Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 1,781,077	$ 2,500,561	$ (23,631,516)
Less: Net income (loss) from discontinued operations		575,249	(15,248,601)
Net income (loss) from continuing operations	1,781,077	1,925,312	(8,382,915)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	221,223	111,642	22,649
Fair value change of short-term investments, net	(10,801,316)	(6,671,948)	2,644,576
Impairment of goodwill		325,832
Impairment of long-lived assets other than goodwill			1,964
Inventory write-down			69,677
Allowance for doubtful accounts			22,674
Loss on disposal of subsidiaries	590,528
Loss (gain) on disposal of property, plant and equipment		59,009	37,766
Amortization of operating lease right-of-use assets	869,382	459,251	2,623,288
Stock-based compensation			3,040,000
Changes in operating assets and liabilities:
Accounts receivable, net	(141,066)	114,462	40,894
Inventories, net		8,370	44,240
Operating lease liabilities	(924,186)	(441,402)	691,854
Due to related parties	100,000		1,928,329
Advances to suppliers, net	(157,201)	(38,144)	(32,465)
Prepayments and other current assets, net	(41,125)	(1,660,998)	(3,210,336)
Accounts payable	2,847,169	2,927,432	(369,142)
Accounts payable - related parties			502,635
Interest payable		30,662	3,573
Taxes payable	5,191	6,982	(2,445)
Advances from customers	67,256	185,145	(6,974)
Other current liabilities	3,802,884	4,420,782	(1,234,226)
Net cash provided by (used in) operating activities from continuing operations	(1,780,184)	1,762,389	(1,564,383)
Net cash provided by (used in) operating activities from discontinued operations		(1,996,377)	999,987
Net cash used in operating activities	(1,780,184)	(233,987)	(564,396)
Cash flows from investing activities
Payments to acquire property and equipment	(244,088)	(1,881,370)	(7,655)
Disposal of subsidiaries		578,400
Cash obtained from business acquisition		16,047
Purchase of short-term investments	(60,393,565)	(46,777,749)	(37,066,925)
Proceeds from sale of short-term investments	66,873,258	50,944,982	31,024,365
Investment in equity		(99,280)
Leasehold improvement			(16,836)
Net cash provided by (used in) investing activities from continuing operations	6,235,605	2,781,030	(6,067,051)
Net cash provided by investing activities from discontinued operations
Net cash provided by (used in) investing activities	6,235,605	2,781,030	(6,067,051)
Cash flows from financing activities
Repayments to related parties			(6,774)
Repayments of short-term loans	(422,237)
Payment to related party	(624,595)
Net cash (used in) financing activities from continuing operations	(1,046,832)		(6,774)
Net cash provided by financing activities from discontinued operations
Net cash (used in) financing activities	(1,046,832)		(6,774)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	50,004	(508,863)	(1,557,522)
Net change in cash, cash equivalents and restricted cash	3,458,593	2,038,180	(8,195,743)
Cash, cash equivalents and restricted cash, beginning of the year	15,699,562	13,661,382	21,857,125
Cash, cash equivalents and restricted cash, end of the year	19,158,155	15,699,562	13,661,382
Less: Cash and restricted cash of discontinued operations at the end of the period			534,777
Cash and restricted cash of continued operations at the end of the period	19,158,155	15,699,562	13,126,605
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Liabilities assumed in connection with purchase of property, plant and equipment
Notes payable reclassified to short-term loans
Short-term loans settled by transferring an equity investment to the creditor
Cashless exercise of warrants
Right of use assets obtained in exchange for operating lease obligations	2,406,836	2,665,894
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	19,138,205	15,699,562	13,126,605
Restricted cash	19,950		534,777
Total cash, cash equivalents, and restricted cash	$ 19,158,155	$ 15,699,562	$ 13,661,382